REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments

	Year ended December 31, 2022
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,768,804	$412,490	$—	2,181,294

Operating income	$343,892	$159,298	$(168,017)	335,173

	Year ended December 31, 2021
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,572,176	$348,974	$—	$1,921,150

Operating income	$316,760	$104,080	$(156,931)	$263,909

	Year ended December 31, 2020
	Customer Engagement (1)	Financial Crime and Compliance (2)	Not allocated	Total
Revenues	$1,347,511	$300,505	$—	$1,648,016

Operating income	$268,010	$93,272	$(119,235)	$242,047
(1)Includes the results of companies which were acquired in the years 2022, 2021 and 2020 and are being integrated within the Customer Engagement segment.
(2)Includes the results of companies which were acquired in the year 2020 and have been integrated within the Financial Crime and Compliance segment.

Schedule of Long-Lived Assets by Operational Segments
The following table presents property and equipment as of December 31, 2022 and 2021, based on operational segments:

	December 31,
	2022	2021
Customer Engagement	$125,781	$118,557
Financial Crime and Compliance	32,070	25,378
Non-allocated	1,434	1,719

	159,285	$145,654

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2022	2021	2020
Americas, principally the US	$1,802,192	$1,566,807	$1,353,278
EMEA (*)	245,198	236,122	180,177
Israel	4,484	3,839	4,368
Asia Pacific	129,420	114,382	110,193

	$2,181,294	$1,921,150	$1,648,016

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment and operating lease right-of-use assets as of December 31, 2022 and 2021, based on geographical areas:

	December 31,
	2022	2021
Americas, principally the US	$127,289	$138,285
EMEA (*)	4,669	6,987
Israel	112,702	69,767
Asia Pacific	17,518	15,670

	$262,178	$230,709
(*) Includes Europe, the Middle East (excluding Israel) and Africa